Dividend income (Tables)	12 Months Ended
Dec. 31, 2022
Dividend income [Abstract]
Summary of Dividend income
Dividend income for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020		2021	2022
Securities at FVTPL	~~W~~	76,453	100,315	115,533
Securities at FVOCI		21,503	24,216	26,996

	~~W~~	97,956	124,531	142,529